Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3	$ 5,378	$ 2,816
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,125	2,366	2,262
Impairment charge in respect of goodwill and other intangible assets	3,031
Accrued interest on restricted deposit		7	(7)
Deferred tax benefit	(232)	(36)	(40)
Share based compensation expense	401	417	155
Provision for bad debts, net	167	(2)	324
Revaluation of contingent liabilities and interest expense on liabilities to the OCS	(586)	1,997	1,345
Changes in operating assets and liabilities:
Accounts receivable	2,270	3,451	(10,651)
Inventories	34	(318)	(7,360)
Due to / from affiliates	(3)	(4)	(40)
Other assets	1,147	(787)	(723)
Accounts payable - trade	837	(2,988)	5,267
Other current liabilities	(5,302)	290	6,474
Liability for employee severance benefits	58	26	139
Net cash provided by (used in) operating activities	3,950	9,797	(39)
Cash flows from investing activities:
Restricted deposit		5,175	(5,175)
Investment in long-term deposit	(729)
Investment in short-term deposits	(3,060)	(4,100)
Purchase of fixed assets	(2,035)	(1,064)	(1,686)
Purchase of intangible assets	(222)	(483)	(207)
Net cash used in investing activities	(6,046)	(472)	(7,068)
Cash flows from financing activities:
Increase in bank loans	4,160	6,200	2,668
SELA earn-out payments	(331)	(421)	(220)
Payment to OCS	(289)	(609)	(228)
OCS grant received			215
Repayment of loans	(4,700)	(1,950)	(109)
Share issuance, net		146
Repayment of long-term convertible loan			(1,666)
Net cash (used in) provided by financing activities	(1,160)	3,366	660
Effect of exchange rate changes on cash	(62)	(83)	222
Net (decrease) increase in cash and cash equivalents	(3,318)	12,608	(6,225)
Cash and cash equivalents at beginning of the year	22,185	9,577	15,802
Cash and cash equivalents at end of the year	18,867	22,185	9,577
Supplementary cash flows information:
Cash paid during the year for interest	137	157	126
Cash paid during the year for income taxes	348	495	411
Non-cash transactions:
Transfer of inventory to fixed assets	1,638	1,197	730
Transfer of fixed assets to inventory	$ 788	$ 850	$ 871